Organization and nature of business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and nature of business	Organization and nature of business
Arcos Dorados Holdings Inc. (the “Company”) is a company limited by shares incorporated and existing under the laws of the British Virgin Islands. The Company’s fiscal year ends on the last day of December. The Company has through its wholly-owned Company Arcos Dorados Group B.V., a 100% equity interest in Arcos Dorados B.V. (“ADBV”).

On August 3, 2007 the Company, indirectly through its wholly-owned subsidiary ADBV, entered into a Stock Purchase Agreement and Master Franchise Agreements (“MFAs”) with McDonald’s Corporation pursuant to which the Company completed the acquisition of the McDonald’s business in Latin America and the Caribbean (“LatAm business”). See Note 4 for details. Prior to this acquisition, the Company did not carry out operations. The Company’s rights to operate and franchise McDonald’s-branded restaurants in the Territories, and therefore the ability to conduct the business, derive exclusively from the rights granted by McDonald’s Corporation in the MFAs through 2027. The initial term of the MFA for French Guyana, Guadeloupe and Martinique was ten years through August 2, 2017 with an option to extend the agreement for these territories for an additional period of ten years, through August 2, 2027. On July 20, 2016, the Company has exercised its option to extend the MFA for these three territories.

The Company, through ADBV’s wholly-owned and majority owned subsidiaries, operates and franchises McDonald’s restaurants in the food service industry. The Company has operations in twenty territories as follows: Argentina, Aruba, Brazil, Chile, Colombia, Costa Rica, Curaçao, Ecuador, French Guyana, Guadeloupe, Martinique, Mexico, Panama, Peru, Puerto Rico, Trinidad and Tobago, Uruguay, the U.S. Virgin Islands of St. Croix and St. Thomas (USVI) and Venezuela. All restaurants are operated either by the Company’s subsidiaries or by independent entrepreneurs under the terms of sub-franchisee agreements (franchisees).

COVID - 19

The global pandemic resulting from COVID-19 has disrupted global health, economic and market conditions.

During 2020, federal, state and local governments mandated various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders and advisories, curfews and quarantining of people who may have been exposed to the virus. These limitations significantly disrupted the Company’s business operations with a negative impact on its financial results: revenues were affected by the temporary closure of restaurants throughout Latin America and the Caribbean, which caused the Company to significantly reduce its capital expenditures as well as all costs and expenses, in order to preserve liquidity. McDonald’s Corporation supported the Company by authorizing a reduction in the advertising and promotion spending requirements, offering a deferral of some royalty payments and agreeing to withdraw the previously-approved restaurant opening plan and reinvestment plan. See Note 18 for further information.

During 2021, with the implementation of vaccination programs and increasing vaccination rates across the region, governments alleviated restrictions and the Company was able to operate substantially all its restaurants throughout the year. As a result of this more normalized operating environment, the Company loosened its cash preservation measures. With improved liquidity, the Company agreed to a new restaurant opening plan for 2021, only. See Note 18 for further information. The Company did not need to increase financial debt during 2021 and was able to significantly reduce its financial leverage over the course of the year through a consistent improvement in its operating results.

Since the beginning of the pandemic, the Company benefited from certain government measures enacted in Latin America and the Caribbean to help companies manage the economic impacts of COVID-19. Government measures included: modification of existing regulations to reduce workdays or taxes, tax payment deferrals and subsidies related to labor costs, among others. All subsidies granted were recognized on a systematic basis over the periods in which the related expenses were recorded, within “Payroll and employee benefits” or “General and administrative expenses” in the Company´s consolidated statement of income/(loss). The Company complies with all the terms and conditions required by the governments to maintain the benefits granted.
1.Organization and nature of business (continued)

COVID-19 (Continued)
While the Company cannot predict the duration or scope of the COVID-19 pandemic and the resurgence of infections or the emergence of new variants in one or more markets; it continues to closely monitor the dynamic environment that could negatively impact its business. The Company believes in its ability to obtain the sources of liquidity and capital resources that are necessary in this challenging economic environment and also believes that its liquidity and capital resources, including working capital, are adequate for its present requirements and business operations and will be adequate to satisfy its currently anticipated requirements during at least the next twelve months for working capital, capital expenditures and other corporate needs.